Investment Valuation Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Investment Valuation Measurements

NOTE 3. Investment Valuation Measurements

Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs when measuring fair value. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (level 1 measurements) and gives the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:

Level 1: Quoted prices (unadjusted) of identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

The following descriptions of the valuation methods and assumptions used by the Plan to estimate the fair value of investments apply to investments held directly by the Plan.

Mutual funds and common stock: The fair values of mutual funds and common stock investments are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1 inputs).

Self-directed brokerage accounts: These accounts provide the opportunity to invest in a broad range of investment options including, but not limited to, common stock, mutual funds, and cash. The fair values of investments in common stock and mutual funds are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1 inputs).

Collective investment funds: The fair values of the Plan’s interest in the collective investment funds (the "CIFs") are based upon the net asset value ("NAV") of investments. The per unit NAV of the CIFs are calculated at the end of each day that the New York Stock Exchange or the NASDAQ are open as of the close of regular trading depending on the CIF. Contributions to and withdrawals from the CIFs are based on the NAV per unit as calculated at the end of each day.

Participant-directed withdrawals may be made at any time without penalty, regardless of their frequency or amount, however participant-directed withdrawals may not be transferred to a competing fund for 90 days after withdrawal. A competing fund is an investment option available under the Plan that is primarily comprised of high-quality fixed income securities.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets as of December 31, 2025 and 2024 that are measured at fair value on a recurring basis:

	Fair Value Measurements
	as of December 31, 2025
Description	Level 1	Level 2	Level 3	Total
Mutual funds	$121,450,854	$—	$—	$121,450,854
Company stock	1,224,536	—	—	1,224,536
Self-directed brokerage accounts	3,473,631	—	—	3,473,631
Investments measured at net asset value:(1)
Collective investment funds				236,812,301
Total assets in the fair value hierarchy	$126,149,021	$—	$—	$362,961,322

	Fair Value Measurements
	as of December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Mutual funds	$159,103,464	$—	$—	$159,103,464
Company stock	1,749,759	—	—	1,749,759
Self-directed brokerage accounts	2,986,779	—	—	2,986,779
Investments measured at net asset value:(1)
Collective investment funds				186,074,500
Total assets in the fair value hierarchy	$163,840,002	$—	$—	$349,914,502

(1)
Certain investments that are measured at fair value using the net asset value per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line "Investments, at fair value" presented in the Statements of Net Assets Available for Benefits.